VOYA INVESTMENT MANAGEMENT 7337 EAST DOUBLETREE RANCH ROAD, SUITE 100 SCOTTSDALE, AZ 85258

September 16, 2016

VIA EDGAR

U.S. Securities and Exchange Commission

100 F Street, NE

Washington, D.C. 20549

Re:	Voya Mutual Funds

  (File Nos. 033-56094; 811-07428)

Dear Ladies and Gentlemen:

Attached for filing, via the EDGAR system, is Post-Effective Amendment No. 194 (“Amendment”) to the Registration Statement of Voya Mutual Funds (“Registrant”). This Amendment is being filed pursuant to Rule 485(a)(2) under the Securities Act of 1933, as amended and shall become effective on December 5, 2016. The Registrant is filing the Amendment for the purpose of registering two new series of the Registrant – Voya Global Corporate Leaders® 100 Fund and Voya Global High Dividend Low Volatility Fund.

Should you have any questions or comments regarding this filing, please contact Jay Stamper at 480-477-2660 or the undersigned at 480-477-2649.

Sincerely,

Very truly yours,

/s/ Paul A. Caldarelli
Paul A. Caldarelli
Vice President and Senior Counsel
Voya Investment Management

Attachment

cc:	Huey P. Falgout, Jr., Esq.

Voya Investments, LLC

Elizabeth J. Reza, Esq.

Ropes & Gray LLP